Shareholder Report, Average Annual Return (Details) 74200014600_Templeton Sustainable Emerging Markets Bond Fund_Advisor Class_TSR Annual {Advisor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	26.76%	3.17%	2.77%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
JP Morgan GBI-EM Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan GBI-EM Global Diversified Index
Average Annual Return, Percent	19.26%	1.12%	3.88%